Reporting Segments (Details) (USD $)	3 Months Ended					6 Months Ended
	Jun. 30, 2013		Mar. 31, 2013	Jun. 30, 2012		Jun. 30, 2013	Jun. 30, 2012
Segment information
Revenue	$ 76,694,000			$ 39,487,000		$ 136,479,000	$ 84,077,000
Segment gross margin	19,158,000	[1]		11,254,000	[1]	32,156,000	23,815,000
Gain on commodity derivatives, net	914,000			3,835,000		609,000	4,103,000
Natural Gas Midstream Costs	57,396,000			27,942,000		104,698,000	58,711,000
Revenues	77,608,000			43,322,000		137,088,000	88,180,000
Direct operating expenses	7,752,000			3,194,000		12,554,000	6,079,000
Selling, general and administrative expenses	5,166,000			3,668,000		8,591,000	6,997,000
Equity compensation expense	1,097,000			467,000		1,485,000	798,000
Depreciation, Depletion and Amortization	8,745,000			5,092,000		14,391,000	10,218,000
Total operating expenses	80,156,000			40,363,000		141,719,000	82,803,000
Gain on involuntary conversion of property, plant and equipment	0		400,000	0		343,000	0
Gain on sale of assets, net	0			117,000		0	122,000
Loss on impairment of property, plant and equipment	(15,232,000)		(100,000)	0		(15,232,000)	0
Operating Income (Loss)	(17,780,000)			3,076,000		(19,520,000)	5,499,000
(Loss) gain from operations of disposal groups	(1,930,000)			76,000		(1,857,000)	101,000
Interest expense	(2,591,000)			(825,000)		(4,322,000)	(1,582,000)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	(20,371,000)			2,251,000		(23,842,000)	3,917,000
Income Tax Expense (Benefit), Continuing Operations	375,000			0		375,000	0
Net (loss) income from continuing operations	(19,996,000)			2,251,000		(23,467,000)	3,917,000
Net (loss) income	(21,926,000)			2,327,000		(25,324,000)	4,018,000
Net income attributable to noncontrolling interests				0			0
Less: Comprehensive income attributable to noncontrolling interests	188,000			0		343,000	0
Net (loss) income attributable to the Partnership	(22,114,000)			2,327,000		(25,667,000)	4,018,000
Gathering And Processing [Member]
Segment information
Revenue	49,175,000			28,218,000
Segment gross margin	9,340,000	[1]		8,468,000	[1]	18,340,000	17,012,000
Gain on commodity derivatives, net	914,000			3,835,000		609,000	4,103,000
Natural Gas Midstream Costs	40,366,000			20,278,000		77,067,000	42,670,000
Revenues	50,089,000			32,053,000		94,906,000	63,773,000
Direct operating expenses	3,565,000			2,069,000		6,982,000	3,871,000
Construction, operating and maintenace expenses	100,000			100,000		100,000	600,000
Transmission [Member]
Segment information
Revenue	24,653,000			11,269,000			24,407,000
Segment gross margin	7,583,000	[1]		2,786,000	[1]	11,581,000	6,803,000
Gain on commodity derivatives, net	0			0		0	0
Natural Gas Midstream Costs	17,030,000			7,664,000		27,631,000	16,041,000
Revenues	24,653,000			11,269,000		39,316,000	24,407,000
Direct operating expenses	3,556,000			1,125,000		4,941,000	2,208,000
Construction, operating and maintenace expenses	100,000			800,000		100,000	1,600,000
Terminals [Member]
Segment information
Segment gross margin	2,235,000					2,235,000
Gain on commodity derivatives, net	0					0
Natural Gas Midstream Costs	0					0
Revenues	2,866,000					2,866,000
Direct operating expenses	631,000					631,000
Net (loss) income from continuing operations	(416,000)			0		(416,000)	0
Net (loss) income attributable to the Partnership	(477,000)			0		(477,000)	0
Terminals [Member]
Segment information
Revenue	2,866,000					2,866,000
Net (loss) income						$ (500,000)

[1]	Segment gross margin for our Gathering and Processing segment consists of revenue, realized gain (loss) on commodity derivatives less construction, operating and maintenance agreement (“COMA”) income, less purchases of natural gas, NGLs and condensate (inclusive, of gross margin from discontinued operations). Segment gross margin for our Transmission segment consists of revenue, less COMA income, less purchases of natural gas. Gross margin consists of the sum of the segment gross margin amounts for each of these segments. As an indicator of our operating performance, gross margin should not be considered an alternative to, or more meaningful than, net income or cash flow from operations as determined in accordance with GAAP. Our gross margin may not be comparable to a similarly titled measure of another company because other entities may not calculate gross margin in the same manner. Effective October 1, 2012, we changed our segment gross margin measure to exclude COMA income. For the three months ended June 30, 2013 and 2012, $0.1 million and $0.1 million in COMA income was excluded from our Gathering and Processing segment gross margin, respectively and less than $0.1 million and $0.8 million in COMA income was excluded from our Transmission segment gross margin, respectively. For the six months ended June 30, 2013 and 2012, $0.1 million and $0.6 million in COMA income was excluded from our Gathering and Processing segment gross margin, respectively and less than $0.1 million and $1.6 million in COMA income was excluded from our Transmission segment gross margin, respectively.